Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	TCCC franchise intangible	Brands	Software	Customer relationships	Non-TCCC franchise intangible	Assets under construction	Total intangibles	Goodwill
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2019	8,165	—	333	161	—	104	8,763	2,520
Additions	—	—	34	—	—	26	60	—
Disposals	—	—	(34)	—	—	—	(34)	—
Transfers and reclassifications	—	—	61	—	—	(61)	—	—
Currency translation adjustments	(87)	—	(12)	—	—	—	(99)	(3)
As at 31 December 2020	8,078	—	382	161	—	69	8,690	2,517
Acquisition of CCL	3,822	211	55	37	149	11	4,285	2,097
Additions	—	—	65	—	—	40	105	—
Disposals	—	—	(23)	—	—	—	(23)	—
Transfers and reclassifications	—	—	74	—	—	(74)	—	—
Assets held for sale	—	(189)	—	—	—	—	(189)	—
Currency translation adjustments	108	—	18	(1)	—	1	126	9
As at 31 December 2021	12,008	22	571	197	149	47	12,994	4,623
Accumulated amortisation:
As at 31 December 2019	—	—	(222)	(35)	—	—	(257)	—
Amortisation expense	—	—	(54)	(8)	—	—	(62)	—
Disposals	—	—	34	—	—	—	34	—
Currency translation adjustments	—	—	9	—	—	—	9	—
As at 31 December 2020	—	—	(233)	(43)	—	—	(276)	—
Amortisation expense	—	—	(75)	(9)	(5)	—	(89)	—
Disposals	—	—	20	—	—	—	20	—
Currency translation adjustments	—	—	(9)	(1)		—	(10)	—
As at 31 December 2021	—	—	(297)	(53)	(5)	—	(355)	—
Net book value:
As at 31 December 2019	8,165	—	111	126	—	104	8,506	2,520
As at 31 December 2020	8,078	—	149	118	—	69	8,414	2,517
As at 31 December 2021	12,008	22	274	144	144	47	12,639	4,623

Disclosure of information for cash-generating units
The following table identifies the carrying value of goodwill and indefinite-lived intangible assets attributable to each significant CGU of the Group. In addition to the significant CGUs of the Group, as at 31 December 2021 the Group had other CGUs with total indefinite-lived intangible assets of €2,243 million and goodwill of €941 million.

	31 December 2021		31 December 2020
	Indefinite lived intangible assets	Goodwill	TCCC Franchise	Goodwill
Cash generating unit	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,289	1,275
Australia	2,698	1,459	—	—
Great Britain	1,740	200	1,624	200
Germany	1,060	748	1,060	748
The recoverable amounts of each of the Group’s Europe CGUs were determined through a value in use calculation, which uses cash flow projections for a five year period. The key assumptions used in projecting these cash flows were as follows:
•Growth rate and operating margins: Cash flows were projected over four years based on the Group’s strategic business plan. Cash flows for the fifth year and beyond were projected using a long-term terminal growth rate of 2%.
•Discount rate: A weighted average cost of capital was applied specific to each CGU as a hurdle rate to discount cash flows. The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The following table summarises the pre-tax discount rate attributable to each significant CGU.

	2021	2020
	Pre-tax discount rate	Pre-tax discount rate
Cash generating unit	%	%
Iberia	9	9
Great Britain	10	9
Germany	9	9